UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (99.4%)
Brazil (53.2%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	157,900	$6,056

Commercial Banks
Banco Bradesco SA (Preference)	197,238	2,704
Banco Bradesco SA ADR	263,471	3,657
Itau Unibanco Holding SA (Preference)	286,655	4,069
Itau Unibanco Holding SA (Preference) ADR	155,946	2,202
		12,632
Diversified Financial Services
Grupo BTG Pactual (Units) (a)	68,900	855

Food & Staples Retailing
Raia Drogasil SA	158,100	1,308

Food Products
BRF SA	266,702	6,498

Health Care Providers & Services
Diagnosticos da America SA	180,900	953

Household Durables
PDG Realty SA Empreendimentos e Participacoes (b)	697,380	774

Machinery
Iochpe-Maxion SA	87,300	1,079

Metals & Mining
Gerdau SA (Preference)	80,739	605
Gerdau SA ADR	120,700	900
Vale SA	19,206	299
Vale SA (Preference)	36,912	525
Vale SA (Preference) ADR	270,845	3,849
Vale SA ADR	87,400	1,364
		7,542
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	161,916	1,239
Petroleo Brasileiro SA (Preference)	552,826	4,580
Petroleo Brasileiro SA ADR	172,600	2,673
Petroleo Brasileiro SA Sponsored ADR	77,573	1,298
Ultrapar Participacoes SA	134,700	3,322
		13,112
Real Estate Management & Development
BR Malls Participacoes SA	151,300	1,372

Trading Companies & Distributors
Mills Estruturas e Servicos de Engenharia SA	95,500	1,308

Transportation Infrastructure
CCR SA	296,905	2,324
		55,813

Chile (6.6%)
Chemicals
Sociedad Quimica y Minera de Chile SA ADR	41,791	1,277

Commercial Banks
Corpbanca SA	106,991,920	1,145

Multi-line Retail
SACI Falabella	286,757	2,750

Pharmaceuticals
CFR Pharmaceuticals SA	3,369,895	901

Real Estate Management & Development
Parque Arauco SA	235,125	451

Transportation Infrastructure
Sociedad Matriz SAAM SA	4,572,561	439
		6,963
Colombia (5.2%)
Construction Materials
Cemex Latam Holdings SA (b)	224,853	1,769

Diversified Financial Services
Grupo de Inversiones Suramericana SA	14,800	296
Grupo de Inversiones Suramericana SA (Preference)	111,600	2,258
		2,554
Oil, Gas & Consumable Fuels
Pacific Rubiales Energy Corp.	55,116	1,083
		5,406
Mexico (27.1%)
Beverages
Arca Continental SAB de CV	168,200	1,047
Fomento Economico Mexicano SAB de CV ADR	36,622	3,556
		4,603
Chemicals
Mexichem SAB de CV	660,960	2,882

Commercial Banks
Banregio Grupo Financiero SAB de CV	228,982	1,303
Grupo Financiero Banorte SAB de CV Series O	597,032	3,720
Grupo Financiero Santander Mexico SAB de CV ADR	125,500	1,735
		6,758
Construction & Engineering
Promotora y Operadora de Infraestructura SAB de CV (b)	118,000	1,141

Construction Materials
Cemex SAB de CV ADR (b)	379,528	4,243

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	1,309,063	3,426

Industrial Conglomerates
Alfa SAB de CV	1,357,268	3,660

Multi-line Retail
El Puerto de Liverpool SAB de CV	81,700	922

Real Estate Investment Trusts (REITs)
Concentradora Fibra Hotelera Mexicana SA de CV REIT	465,739	774
		28,409
Panama (3.5%)
Airlines
Copa Holdings SA, Class A	26,203	3,634

Peru (3.8%)
Commercial Banks
Credicorp Ltd.	27,200	3,494

Construction & Engineering
Grana y Montero SA ADR (b)	24,145	482
		3,976
Total Common Stocks (Cost $85,609)		104,201

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $772)	771,534	772
Total Investments (100.2%) (Cost $86,381) +		104,973
Liabilities in Excess of Other Assets (-0.2%)		(158)
Net Assets (100.0%)		$104,815

(a)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)                                 Non-income producing security.

(c)                                  The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+                                         At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $86,381,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $18,592,000 of which approximately $29,630,000 related to appreciated securities and approximately $11,038,000 related to depreciated securities.

ADR                     American Depositary Receipt.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$3,634	$—	$—	$3,634
Beverages	10,659	—	—	10,659
Chemicals	4,159	—	—	4,159
Commercial Banks	24,029	—	—	24,029
Construction & Engineering	1,623	—	—	1,623
Construction Materials	6,012	—	—	6,012
Diversified Financial Services	3,409	—	—	3,409
Food & Staples Retailing	4,734	—	—	4,734
Food Products	6,498	—	—	6,498
Health Care Providers & Services	953	—	—	953
Household Durables	774	—	—	774
Industrial Conglomerates	3,660	—	—	3,660
Machinery	1,079	—	—	1,079
Metals & Mining	7,542	—	—	7,542
Multi-line Retail	3,672	—	—	3,672
Oil, Gas & Consumable Fuels	14,195	—	—	14,195
Pharmaceuticals	901	—	—	901
Real Estate Investment Trusts (REITs)	774	—	—	774
Real Estate Management & Development	1,823	—	—	1,823
Trading Companies & Distributors	1,308	—	—	1,308
Transportation Infrastructure	2,763	—	—	2,763
Total Common Stocks	104,201	—	—	104,201
Short-Term Investment - Investment Company	772	—	—	772
Total Assets	$104,973	$—	$—	$104,973

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, securities with a total value of approximately $38,813,000 transferred from Level 2 to Level 1. At December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013